Other Reserves - Schedule of Other Reserves (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Other Reserves [Line Items]
Unlisted options issued/expensed			$ 15,231
Performance rights exercised
Performance rights forfeited	(67,395)
Share-based payments [Member]
Schedule of Other Reserves [Line Items]
Balance at beginning	1,526,386	3,059,321	3,123,759
Currency translation differences
Other comprehensive income	0
Options and warrants exercised			(43,780)
Options issued in the period (net of adjustments)			(11,932)
Options and warrants issued/expensed (net of adjustments)	80,237	64,755
Lapse of unexercised options	(1,153,050)	(1,741,178)	(23,957)
Unlisted options issued/expensed			15,231
Performance rights issued/expensed	213,023	239,488
Performance rights exercised	(249,137)	(96,000)
Performance rights forfeited	(67,395)
Balance at ending	350,064	1,526,386	3,059,321
Foreign currency translation [Member]
Schedule of Other Reserves [Line Items]
Balance at beginning	113,118	114,476	112,210
Currency translation differences	16,311	(1,358)	2,266
Other comprehensive income	16,311	(135)	2,266
Options and warrants exercised
Options issued in the period (net of adjustments)
Options and warrants issued/expensed (net of adjustments)
Lapse of unexercised options
Unlisted options issued/expensed
Performance rights issued/expensed
Performance rights exercised
Performance rights forfeited
Balance at ending	129,429	113,118	114,476
Total other reserves [Member]
Schedule of Other Reserves [Line Items]
Balance at beginning	1,639,504	3,173,797	3,235,969
Currency translation differences	16,311	(1,358)	2,266
Other comprehensive income	16,311	(1,358)	2,266
Options and warrants exercised			(43,780)
Options issued in the period (net of adjustments)			(11,932)
Options and warrants issued/expensed (net of adjustments)	80,237	64,755
Lapse of unexercised options	(1,153,050)	(1,741,178)	(23,957)
Unlisted options issued/expensed			15,231
Performance rights issued/expensed	213,023	239,488
Performance rights exercised	(249,137)	(96,000)
Performance rights forfeited	(67,395)
Balance at ending	$ 479,493	$ 1,639,504	$ 3,173,797